Subsequent Events (Detail) (USD $)			3 Months Ended
	Jan. 23, 2014	Jan. 22, 2014	Dec. 31, 2013 Series G Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Shares Sold by U.S. Treasury	410,000
Proceeds of U.S. Treasury Private Placement	$ 3,000,000,000
Percentage of Shares held by U.S. Treasury	37.00%
Long-term Debt, Percentage Bearing Fixed Interest, Amount		750,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate		3.50%
Cash dividend per share			$ 18.08	$ 0.53
Preferred stock dividend amount outstanding			$ 47,000,000	$ 22,000,000